Eaton Vance Short Term Real Return Fund

EATON VANCE SHORT TERM REAL RETURN FUND
Supplement to Prospectus dated March 1, 2013

1.  The following replaces the “Shareholder Fees”, “Annual Fund Operating Expenses” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summary”:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses(1)	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.09%	1.84%	0.84%
Expense Reimbursement(2)	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%	1.65%	0.65%

(1)

Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests.

(2)

The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Class A shares, 1.65% for Class C shares and 0.65% for Class I shares.  This expense reimbursement will continue through February 28, 2014.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$315	$545	$794	$1,507	$315	$545	$794	$1,507
Class C shares	$268	$560	$978	$2,143	$168	$560	$978	$2,143
Class I shares	$66	$249	$447	$1,020	$66	$249	$447	$1,020

2.  The following replaces the last paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund generally invests directly in TIPS and certain other real return instruments and also invests in one or more of the following registered investment companies sponsored by the Eaton Vance organization: CMBS Portfolio, Floating Rate Portfolio and Short-Term U.S. Government Portfolio (each, a “Portfolio”).  Each Portfolio is described in “Further Information about the Portfolios” in the Fund Prospectus. The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets to be invested directly and in each Portfolio. The Fund also may invest directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the exposures of the Fund.  The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

3.  The following replaces the third paragraph in “Investment Objective & Principal Policies and Risks:

The Fund generally invests directly in TIPS and certain other real return instruments and also invests in one or more of the following Portfolios:

CMBS Portfolio;

Floating Rate Portfolio; and

Short-Term U.S. Government Portfolio.

4.  The following replaces the table and sixth paragraph under “Management.” in “Management and Organization”:

Investable Assets for the Month	Annual Asset Rate*
Up to $1 billion	0.45%
$1 billion up to $2.5 billion	0.43%
$2.5 billion up to $5 billion	0.41%
$5 billion and over	0.40%

* Effective July 16, 2013, Eaton Vance agreed to reduce its advisory fee as stated above.  This contractual reduction cannot be terminated or modified without Trustee and shareholder approval.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities.  Eaton Vance does not currently receive a fee for serving as administrator of the Fund.

5.  The following replaces “Further Information about the Portfolios”:

The Fund may invest in one or more of the Portfolios. As such, shareholders will be subject to the investment strategies of the Portfolios. The investment objective(s) and principal strategies of each Portfolio are described below. The Portfolios may employ other types of strategies and invest in other types of securities that are not described below. Over time the Fund will alter its allocation of assets among the Portfolios and may add or remove Portfolios that are considered for investment. It is not possible to predict the extent to which the Fund will be invested in a Portfolio at any one time. The degree to which the Fund may be subject to the risks of a particular Portfolio will depend on the extent to which the Fund has invested in the Portfolio.

CMBS Portfolio.   The Portfolio’s investment objective is total return.  Under normal market conditions, the Portfolio will invest at least 80% of net assets in commercial mortgage-backed securities (“CMBS”) (the “80% Policy”).  The Portfolio intends to invest primarily in investment grade CMBS.  Investment grade securities are rated BBB or better by S&P or Fitch Ratings or Baa or better by Moody’s or deemed to be of comparable quality by the investment adviser.   The Portfolio may invest in fixed-income securities of any duration or credit rating.  The portfolio generally expects to maintain a dollar-weighted average duration of less than or equal to three years.  The Portfolio may also invest in asset-backed securities (“ABS”), agency or non-agency mortgage-backed securities (“MBS”), including residential mortgage-backed securities (“RMBS”), and securities issued by the U.S. Government or its agencies and instrumentalities.  The Portfolio may, at times, engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices or interest rates, to change the effective duration of its portfolio, to manage certain investment risks or as a substitute for the purchase or sale of securities or currencies.  The Portfolio expects to use derivatives principally when seeking to hedge against fluctuations in interest rates or to change the effective duration of the portfolio using interest rate derivatives, or to gain or lessen exposure to CMBS indices and single-name CMBS using total return swaps and credit default swaps.  There is no stated limit on the Portfolio’s use of derivatives.  The Portfolio may engage in repurchase agreements, reverse repurchase agreements, forward commitments and securities lending.  The Portfolio generally expects to maintain a dollar-weighted average duration of less than or equal to three years. The Portfolio is a non-diversified fund.

Under its investment advisory agreement with CMBS Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.530%
$2.5 billion but less than $5 billion	0.510%
$5 billion and over	0.500%

Matthew T. Buckley and Thomas H. Luster co-manage the Portfolio.  Mr. Buckley originally joined Eaton Vance in 2005, and is currently a Vice President of Eaton Vance and BMR and a Structured Finance Analyst for the Investment Grade Fixed Income team at Eaton Vance. Mr. Luster co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.

Floating Rate Portfolio.  The Portfolio’s investment objective is to provide a high level of current income.  Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities.  The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).  The Portfolio may invest up to 25% of its total assets in foreign Senior Loans.  Foreign Senior Loans must be denominated in U.S. dollars, Euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars.  The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments.  Money market holdings with a remaining maturity of less than 60 days are deemed floating rate assets.

Under Floating Rate Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee on average daily net assets.  As of March 27, 2006, BMR and the Trustees of the Portfolio agreed to a reduction of the Portfolio’s advisory fee.  Pursuant to the Fee Reduction Agreement, the Portfolio pays a monthly advisory fee on average daily net assets that is computed as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion but less than $10 billion	0.480%
$10 billion and over	0.460%

For the fiscal year ended October 31, 2012, effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.50%.

Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of the Floating Rate Portfolio since inception and November 7, 2007, respectively.  Messrs. Page and Russ also manage other Eaton Vance funds and portfolios and have been Vice Presidents of Eaton Vance and BMR for more than five years.

Short-Term U.S. Government Portfolio.  The Portfolio’s investment objective is to seek total return.  Under normal circumstances, the Portfolio will invest at least 90% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities (the “90% policy”).  The Portfolio may also invest in mortgage-backed securities, corporate bonds, preferred stocks, asset-backed securities and/or money market securities.    Additionally, the Portfolio’s dollar-weighted average duration will not exceed three years.  The Portfolio may engage in active management techniques, securities lending and borrowing. The Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds.  The Portfolio is authorized to participate in non-recourse lending programs. The Portfolio intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment.  The Portfolio may enter into forward commitments to purchase Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the portfolio’s MBS holdings. In addition, the Portfolio at times may enter into mortgage dollar rolls.  The Portfolio may engage in short sales of securities.  The Portfolio may also take short or long positions with regard to certain Markit indices which are synthetic total return swap indices.  The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest.

Under the Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio. For the fiscal year ended October 31, 2012, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.50%.  Susan Schiff is portfolio manager of the Portfolio and has managed the Portfolio since it commenced operations. Ms. Schiff manages or co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.

July 16, 2013	6976-7/13 STRRPS

Shareholder Fees Eaton Vance Short Term Real Return Fund	Class A	Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

Annual Fund Operating Expenses Eaton Vance Short Term Real Return Fund	Class A	Class C	Class I
Management Fees (as a percentage of Assets)	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses (as a percentage of Assets):	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.22%	0.22%	0.22%
Expenses (as a percentage of Assets)	1.09%	1.84%	0.84%
Expense Reimbursement	(0.19%)	(0.19%)	(0.19%)
Net Expenses (as a percentage of Assets)	0.90%	1.65%	0.65%

Expense Example Eaton Vance Short Term Real Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	315	545	794	1,507
Class C	268	560	978	2,143
Class I	66	249	447	1,020

Expense Example, No Redemption Eaton Vance Short Term Real Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	315	545	794	1,507
Class C	168	560	978	2,143
Class I	66	249	447	1,020